Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014 Segment	Jun. 30, 2014 Segment Subsidiary Bank Location	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of community banks acquired		4
Number of banking locations		42
Number of wholly owned bank subsidiaries		2
Cash and cash equivalents	$ 96,436,000	$ 135,034,000	$ 127,034,000	$ 155,584,000	$ 153,292,000	$ 222,580,000
Due from banks		124,700,000
Vault cash		10,300,000
Cash and amounts due from depository institutions	14,133,000	14,403,000	13,102,000
Number of loan portfolio segments	7	7
Moving average period		2 years
Goodwill, impairment loss		0	0	0
Finite-lived intangible assets, net		790,000	514,000	652,000		807,000
(Gain) expense attributable to deferred liability		(9,000)	14,000	25,000
Income tax uncertainties		0	0
Unrecognized income tax benefits		0	0
Income tax interest and penalties		0	0	0
Business combination, integration related costs		391,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, maturity period		3 months
Atlantic Community Bankers Bank ("ACBB") [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		8,700,000
Cash on deposit		230,000
Federal funds sold		8,500,000
Business combination, integration related costs		391,000
Federal Home Loan Bank ( "the FHLB") of New York [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		64,600,000
Federal Reserve ("FRB") [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		47,500,000
U.S. Domestic Money Center Banks [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		3,900,000
U.S. Domestic Money Center Bank 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		3,600,000
U.S. Domestic Money Center Bank 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions		$ 283,000